Employee Benefits	12 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Employee Benefits

9. Employee Benefits.

The Company and certain subsidiaries and related entities (FRP) have a savings/profit sharing plan for the benefit of qualified employees. The savings feature of the plan incorporates the provisions of Section 401(k) of the Internal Revenue Code under which an eligible employee may elect to save a portion (within limits) of their compensation on a tax deferred basis. Patriot contributes to a participant’s account an amount equal to 50% (with certain limits) of the participant’s contribution. Additionally, the Company may make an annual discretionary contribution to the plan as determined by the Board of Directors, with certain limitations. The plan provides for deferred vesting with benefits payable upon retirement or earlier termination of employment. The Company’s cost was $784,000 in 2018, $768,000 in 2017 and $792,000 in 2016.

The Company has a Management Security Plan (MSP) for certain key employees. The accruals for future benefits are based upon the remaining years to retirement of the participating employees and other actuarial assumptions. The expense for fiscal 2018, 2017 and 2016 was $22,000, $23,000 and $25,000, respectively. The accrued benefit related to the Company under this plan as of September 30, 2018 and 2017 was $613,000 and $658,000, respectively.

The Company provides certain health benefits for retired employees. Employees may become eligible for those benefits if they were employed by the Company prior to December 10, 1992, meet the service requirements and reach retirement age while working for Patriot. The plan is contributory and unfunded. The Company accrues its allocated estimated cost of retiree health benefits over the years that the employees render service. The accrued postretirement benefit obligation for this plan related to the Company as of September 30, 2018 and 2017 was $204,000 and $192,000, respectively. The net periodic postretirement benefit credit or cost allocated to the Company was ($32,000), ($33,000) and $16,000 for fiscal 2018, 2017 and 2016, respectively. The discount rate used in determining the Net Periodic Postretirement Benefit Cost was 3.7% for 2018, 3.7% for 2017 and 3.7% for 2016. The discount rate used in determining the Accumulated Postretirement Benefit Obligation (APBO) was 3.73% for 2018, 3.73% for 2017, and 4.25% for 2016. No medical trend is applicable because the Company’s share of the cost is frozen.